Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2016 Performance_Obligation	Sep. 30, 2020 USD ($)	Sep. 30, 2019	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Mar. 01, 2020 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of AB common shares purchased | shares								100,000
Maximum entity ownership percentage required for variable interest entity					100.00%		100.00%
Number of operating segment | Segment					1		1
Allowance for doubtful accounts							$ 0	$ 22,000
Impairment losses recognized					$ 0		0
ROU assets			$ 4,334,000		4,334,000		95,000			$ 4,500,000	$ 619,000
Lease liabilities			4,749,000		4,749,000		108,000			$ 4,500,000	$ 707,000
One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable from customer			$ 100,000		$ 100,000		100,000
Revenues							$ 10,500,000	$ 860,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenues			100.00%	39.00%	100.00%	94.00%	91.00%	48.00%
Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
ROU assets							$ 95,000
Previously Reported [Member] | One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable from customer							$ 11,000	$ 21,000
Variable Interest Entity ("VIE")
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity percentage	68.00%						50.00%
Variable interest entity common stock shares owned | $ / shares	$ 2,600,000
Variable Interest Entity ("VIE") | Plan of Conversion Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of common shares specified in Plan of Conversion | shares	3,800,000
Number of AB common shares purchased | shares	100,000
Price per Share Purchase Price of AB common shares	$ 1.00
Aggregate Purchase Price of AB common shares | $ / shares	$ 100,000
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets					5 years		5 years
Predecessor Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment							1
Impairment losses recognized							$ 50,000
Realized gains and losses on investments							0	0	$ 0
Other-than-temporary declines in value of marketable securities							$ 0	0	0
Collaboration and license agreement termination period							Sep. 30, 2019
Unrecognized tax benefits that would, if recognized, affect the Company's effective tax rate							$ 0
Recognized interest or penalties on income tax							$ 0	$ 0	$ 0
Risk-free interest rate basis							The risk-free interest rate is based on the average yield of five-and seven-year U.S. Treasury Bills as of the valuation date.
ROU assets							$ 221,000					$ 600,000
Lease liabilities							338,000					$ 700,000
Predecessor Company [Member] | Collaborative Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized royalty revenue							$ 0
Predecessor Company [Member] | Collaborative Arrangement [Member] | Novartis [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of significant performance obligations | Performance_Obligation		2
Collaboration and license agreement termination period							Sep. 30, 2019
Predecessor Company [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets							3 years
Predecessor Company [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets							5 years